Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Retirement	$ 4,917	$ 4,888	$ 7,233
Post-employment	166	200	354
Long-term	1,681	2,468	3,702
Total	$ 6,764	$ 7,556	$ 11,289